7. Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

6. EARNINGS PER SHARE

The following table sets forth the composition of the weighted average shares (denominator) used in the basic per share computation:

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
Net Loss	$(429,832)	$(123,268)	$(689,664)	$(155,000)

Weighted average share outstanding basic	40,633,327	34,687,243	40,569,515	34,451,477

Basic and diluted loss per share	$(0.0106)	$(0.0036)	$(0.0170)	$(0.0045)

The following table sets forth the composition of the weighted average shares (denominator) used in the basic per share computation for the year ended December 31, 2017 and for the period from inception (August 4, 2016) to December 31, 2016.

	For the year ended December 31, 2017	For the period from inception (August 4, 2016) to December 31, 2016
Net Loss	$(1,531,095)	$(8,626)

Weighted average share outstanding basic	36,241,821	31,768,822

Basic and diluted loss per share	$(0.0422)	$(0.0003)